Investments in Associates and Joint Ventures - Summary of Investments Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [line items]
Amount of investments in joint ventures and associates	$ 1,733	$ 1,369	$ 1,156
Other Related parties [member]
Disclosure of investments in associates and joint ventures [line items]
Amount of investments in joint ventures and associates	22	21	14
Investments In Associates And Joint Ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Amount of investments in joint ventures and associates	$ 1,905	1,529	1,274
Associates [member] | Oldelval [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Oil transportation by pipeline
Registered Address	Argentina
Proportion of ownership interest in subsidiary	37.00%
Amount of investments in joint ventures and associates	$ 58	47	36
Associates [member] | Termap [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Oil storage and shipment
Registered Address	Argentina
Proportion of ownership interest in subsidiary	33.15%
Amount of investments in joint ventures and associates	$ 20	24	15
Associates [member] | Oiltanking [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Hydrocarbon transportation and storage
Registered Address	Argentina
Proportion of ownership interest in subsidiary	30.00%
Amount of investments in joint ventures and associates	$ 26	19	14
Associates [member] | CDS [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Electric power generation and bulk marketing
Registered Address	Argentina
Proportion of ownership interest in subsidiary	10.25%
Amount of investments in joint ventures and associates	$ 28	27	25
Associates [member] | YPF Gas [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Gas fractionation, bottling, distribution and transport for industrial and/or residential use
Registered Address	Argentina
Proportion of ownership interest in subsidiary	33.99%
Amount of investments in joint ventures and associates	$ 34	30	20
Joint Ventures [member] | YPF EE [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Exploration, exploitation, industrialization and marketing of hydrocarbons and generation, transport and marketing of electric energy
Registered Address	Argentina
Proportion of ownership interest in subsidiary	75.00%
Amount of investments in joint ventures and associates	$ 776	699	638
Joint Ventures [member] | MEGA [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Separation, fractionation and transportation of natural gas liquids
Registered Address	Argentina
Proportion of ownership interest in subsidiary	38.00%
Amount of investments in joint ventures and associates	$ 164	111	92
Joint Ventures [member] | Profertil [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Production and marketing of fertilizers
Registered Address	Argentina
Proportion of ownership interest in subsidiary	50.00%
Amount of investments in joint ventures and associates	$ 449	276	202
Joint Ventures [member] | Refinor [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Refining
Registered Address	Argentina
Proportion of ownership interest in subsidiary	50.00%
Amount of investments in joint ventures and associates	$ 35	32	26
Joint Ventures [member] | OLCLP [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Construction and exploitation of a pipeline, oil transport and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery
Registered Address	Argentina
Proportion of ownership interest in subsidiary	85.00%
Amount of investments in joint ventures and associates	$ 25	16	14
Joint Ventures [member] | CT Barragan [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Production and generation of electric energy
Registered Address	Argentina
Proportion of ownership interest in subsidiary	50.00%
Amount of investments in joint ventures and associates	$ 268	$ 227	$ 178
Subsidiaries [member] | YPF Internacional [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Investment
Registered Address	Bolivia
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | YPF Holdings [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Investment and finance
Registered Address	United States
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | OPESSA [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Commercial management of YPF’s gas stations
Registered Address	Argentina
Proportion of ownership interest in subsidiary	99.99%
Subsidiaries [member] | AESA [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Engineering and construction services
Registered Address	Argentina
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Metrogas [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Providing the public service of natural gas distribution
Registered Address	Argentina
Proportion of ownership interest in subsidiary	70.00%
Subsidiaries [member] | YPF Chile [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Lubricants and aviation fuels trading and hydrocarbons research and exploration
Registered Address	Chile
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | YTEC [member]
Disclosure of investments in associates and joint ventures [line items]
Main Business	Investigation, development, production and marketing of technologies, knowledge, goods and services
Registered Address	Argentina
Proportion of ownership interest in subsidiary	51.00%